Evaluation Tools At Customers (Schedule Of Changes In The Amount Of Evaluation Tools) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Evaluation Tools at Customers [Roll Forward]
Beginning Balance	€ 13,987	€ 6,644	$ 16,922	$ 13,987
Evaluation tools shipped	11,120	14,901
Depreciation	(3,798)	(2,518)
Evaluation tools sold	(3,277)	(7,830)
Transfer from inventories		1,913
Foreign currency translation effect	(1,110)	877
Ending Balance	€ 16,922	€ 13,987	$ 16,922	$ 13,987
Useful lives	5 years